Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expenses	298,096	503,139	823,839
Deferred income tax expense	157,325	(262,321)	(369,064)

Total	455,421	240,818	454,775

Summary of Reconciliation Between the Computed Expected Tax Expenses (Benefit) Rate and the Effective Income Tax Rate
The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory tax rate	25%	25%	25%
Research and development tax credit	(2)%	(3)%	(3)%
Effect of tax holiday 1	(7)%	(17)%	(10)%
Change in valuation allowance	1%	1%	1%
Non-deductible expenses	1%	1%	1%
Withholding tax	1%	2%	3%

Effective income tax rate	19%	9%	17%

1
As Hainan Shanghu obtained software enterprise status in the fourth quarter of 2021, the Group reversed a total of RMB220.2 million tax expenses in the fourth quarter of 2021 including RMB76.1 million related to 2020 and RMB144.1 million related to for the first three quarters of 2021. As Shanghai Shanghu obtained Key Software Enterprise Status in 2020, the Group reversed a total of RMB33.8 million tax expenses related to 2019 in 2020.

Summary of Aggregate Amount and Per Share Effect of Tax Holidays
The aggregate amount and per share effect of the tax holidays are as follows

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Tax holiday effect	168,677	471,798	279,033
Net profit per share effect
- Basic	0.11	0.33	0.20

- Diluted	0.11	0.32	0.19

Significant Components of Deferred Tax Assets
The following table sets forth the significant compon
ents of the deferred tax assets:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Timing difference in revenue recognition	244,215	582,404
Provision for accounts receivable and contract assets and loans receivable	168,398	259,608
Net accumulated losses-carry forward	117,850	142,609
Payroll and welfare payable and other temporary difference	12,379	16,578
Quality assurance obligations	2,016	33,916
Less: Valuation allowance	(89,117)	(115,754)

Total deferred tax assets	455,741	919,361

Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(24,607)	(24,607)
Unrealized gain in consolidated trusts	(36,989)	(57,675)
Withholding tax for undistributed earnings	(76,036)	(149,906)

Total deferred tax liabilities	(137,632)	(232,188)

Movement of Valuation Allowances
Movement of valuation allowances

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	6,245	42,233	89,117
Current year additions	40,054	50,925	42,322
Current year reversals	(4,066)	(4,041)	(15,685)

At end of year	42,233	89,117	115,754